Revenue Analysis and Segment Information (Details) - Schedule of condensed consolidated statement of comprehensive loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
SOS Ltd [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
General and administrative		15,713		(897)
Share-based compensation		33,537		(506)
Selling expense
Total operating expenses		49,250		(1,403)
INCOME FROM OPERATIONS		(49,250)		(1,403)
OTHER INCOME(EXPENSE):
Loss on acquisition
Other income(expense),net		(5,000)
Total other (expenses)income, net		(5,000)
INCOME(LOSS)BEFORE INCOME TAXES		(54,250)		(1,403)
INCOME TAXES
Non-controlling interest
NET INCOME (LOSS) - CONTINUING OPERATION				(1,403)
DISCONTINUED OPERATIONS:
Loss from discontinued operations
Income from disposal of discontinued operations
LOSS FROM DISCONTINUED OPERATIONS
NET PROFIT(LOSS)		(54,250)		(1,403)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)				(1,403)
China SOS Ltd [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES		15,315
COST OF REVENUES		2,327
GROSS PROFIT		12,988
OPERATING EXPENSES:
General and administrative		10,340		(2)
Share-based compensation
Selling expense
Total operating expenses		10,340		(2)
INCOME FROM OPERATIONS		2,648		(2)
OTHER INCOME(EXPENSE):
Loss on acquisition
Other income(expense),net
Total other (expenses)income, net
INCOME(LOSS)BEFORE INCOME TAXES		2,648		(2)
INCOME TAXES
Non-controlling interest
NET INCOME (LOSS) - CONTINUING OPERATION				(2)
DISCONTINUED OPERATIONS:
Income from disposal of discontinued operations
LOSS FROM DISCONTINUED OPERATIONS
NET PROFIT(LOSS)		2,648		(2)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)				(2)
WFOE [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
General and administrative		12		(3)
Share-based compensation
Selling expense
Total operating expenses		12		(3)
INCOME FROM OPERATIONS		(12)		(3)
OTHER INCOME(EXPENSE):
Loss on acquisition
Other income(expense),net
Total other (expenses)income, net
INCOME(LOSS)BEFORE INCOME TAXES		(12)		(3)
INCOME TAXES
Non-controlling interest
NET INCOME (LOSS) - CONTINUING OPERATION				(3)
DISCONTINUED OPERATIONS:
Income from disposal of discontinued operations
LOSS FROM DISCONTINUED OPERATIONS
NET PROFIT(LOSS)		(12)		(3)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)				(3)
VIE [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
General and administrative
Share-based compensation
Selling expense		(3)
Total operating expenses		(3)
INCOME FROM OPERATIONS		3
OTHER INCOME(EXPENSE):
Loss on acquisition
Other income(expense),net
Total other (expenses)income, net
INCOME(LOSS)BEFORE INCOME TAXES		3
INCOME TAXES
Non-controlling interest
NET INCOME (LOSS) - CONTINUING OPERATION
DISCONTINUED OPERATIONS:
LOSS FROM DISCONTINUED OPERATIONS
NET PROFIT(LOSS)		3
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Subsidiaries Outside China [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES		718
COST OF REVENUES		3,728
GROSS PROFIT		(3,010)
OPERATING EXPENSES:
General and administrative		7,574
Share-based compensation
Selling expense
Total operating expenses		7,574
INCOME FROM OPERATIONS		(10,584)
OTHER INCOME(EXPENSE):
Loss on acquisition
Other income(expense),net
Total other (expenses)income, net
INCOME(LOSS)BEFORE INCOME TAXES		(10,584)
INCOME TAXES
Non-controlling interest
NET INCOME (LOSS) - CONTINUING OPERATION
DISCONTINUED OPERATIONS:
Loss from discontinued operations
Income from disposal of discontinued operations
LOSS FROM DISCONTINUED OPERATIONS
NET PROFIT(LOSS)		(10,584)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Subsidiaries Inside China [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES		342,506		50,289		11,577
COST OF REVENUES		330,697		(37,295)		(9,459)
GROSS PROFIT		11,809		12,994		2,118
OPERATING EXPENSES:
General and administrative		7,320		(1,047)		(365)
Share-based compensation
Selling expense		677
Total operating expenses		7,997		(1,047)		(365)
INCOME FROM OPERATIONS		3,812		11,947		1,753
OTHER INCOME(EXPENSE):						41
Loss on acquisition
Other income(expense),net		(1,962)		625
Total other (expenses)income, net		(1,962)		625		41
INCOME(LOSS)BEFORE INCOME TAXES		1,850		12,572		1,794
INCOME TAXES		(739)		(147)		(324)
Non-controlling interest		(200)
NET INCOME (LOSS) - CONTINUING OPERATION				12,425		1,470
DISCONTINUED OPERATIONS:
Loss from discontinued operations
LOSS FROM DISCONTINUED OPERATIONS
NET PROFIT(LOSS)		911		12,425		1,470
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax				874		(16)
COMPREHENSIVE INCOME(LOSS)				13,299		1,454
SOS Ltd Adjustment (a) [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES	[1]
COST OF REVENUES	[1]
GROSS PROFIT			[1]		[2]
OPERATING EXPENSES:
General and administrative		(12,033)	[1]		[2]
Share-based compensation			[1]		[2]
Selling expense	[1]
Total operating expenses		(12,033)	[1]		[2]
INCOME FROM OPERATIONS		12,033	[1]		[2]
Loss on acquisition	[2]			(5,679)
Other income(expense),net			[1]		[2]
Total other (expenses)income, net			[1]	(5,679)	[2]
INCOME(LOSS)BEFORE INCOME TAXES		12,033	[1]	(5,679)	[2]
INCOME TAXES			[1]		[2]
Non-controlling interest	[1]
NET INCOME (LOSS) - CONTINUING OPERATION	[2]			(5,679)
DISCONTINUED OPERATIONS:
Loss from discontinued operations	[2]			(545)
Income from disposal of discontinued operations	[2]			63
LOSS FROM DISCONTINUED OPERATIONS	[2]			(482)
NET PROFIT(LOSS)		12,033	[1]	(6,161)	[2]
OTHER COMPREHENSIVE INCOME(LOSS)	[2]
Foreign currency translation adjustment - net of tax	[2]
COMPREHENSIVE INCOME(LOSS)	[2]			(6,161)
China SOS Ltd Adjustment (a) [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES	[1]
COST OF REVENUES	[1]
GROSS PROFIT	[1]
OPERATING EXPENSES:
General and administrative	[1]
Share-based compensation	[1]
Selling expense	[1]
Total operating expenses	[1]
INCOME FROM OPERATIONS	[1]
Other income(expense),net	[1]
Total other (expenses)income, net	[1]
INCOME(LOSS)BEFORE INCOME TAXES	[1]
INCOME TAXES	[1]
Non-controlling interest	[1]
DISCONTINUED OPERATIONS:
NET PROFIT(LOSS)	[1]
WFOE Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
OPERATING EXPENSES:
General and administrative
Share-based compensation
Selling expense
Total operating expenses
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
Loss on acquisition
Other income(expense),net
Total other (expenses)income, net
INCOME(LOSS)BEFORE INCOME TAXES
INCOME TAXES
Non-controlling interest
NET INCOME (LOSS) - CONTINUING OPERATION
DISCONTINUED OPERATIONS:
Loss from discontinued operations
Income from disposal of discontinued operations
LOSS FROM DISCONTINUED OPERATIONS
NET PROFIT(LOSS)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
VIE Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
General and administrative
Share-based compensation
Selling expense
Total operating expenses
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
Loss on acquisition
Other income(expense),net
Total other (expenses)income, net
INCOME(LOSS)BEFORE INCOME TAXES
INCOME TAXES
Non-controlling interest
NET INCOME (LOSS) - CONTINUING OPERATION
DISCONTINUED OPERATIONS:
Loss from discontinued operations
Income from disposal of discontinued operations
LOSS FROM DISCONTINUED OPERATIONS
NET PROFIT(LOSS)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Inter-company Elimination [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
General and administrative
Share-based compensation
Selling expense
Total operating expenses
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
Loss on acquisition
Other income(expense),net
Total other (expenses)income, net
INCOME(LOSS)BEFORE INCOME TAXES
INCOME TAXES
Non-controlling interest
NET INCOME (LOSS) - CONTINUING OPERATION
DISCONTINUED OPERATIONS:
Loss from discontinued operations
Income from disposal of discontinued operations
LOSS FROM DISCONTINUED OPERATIONS
NET PROFIT(LOSS)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Subsidiaries Outside China Adjustment (b) [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES	[3]	(718)
GROSS PROFIT	[3]	(718)
OPERATING EXPENSES:
General and administrative	[3]	(718)
Share-based compensation	[3]
Selling expense	[3]
Total operating expenses	[3]	(718)
INCOME FROM OPERATIONS	[3]
Other income(expense),net	[3]
Total other (expenses)income, net	[3]
INCOME(LOSS)BEFORE INCOME TAXES	[3]
INCOME TAXES	[3]
Non-controlling interest	[3]
DISCONTINUED OPERATIONS:
NET PROFIT(LOSS)	[3]
Subsidiaries Inside China Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
General and administrative
Share-based compensation
Selling expense
Total operating expenses
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
Loss on acquisition
Other income(expense),net
Total other (expenses)income, net
INCOME(LOSS)BEFORE INCOME TAXES
INCOME TAXES
Non-controlling interest
NET INCOME (LOSS) - CONTINUING OPERATION
DISCONTINUED OPERATIONS:
Loss from discontinued operations
Income from disposal of discontinued operations
LOSS FROM DISCONTINUED OPERATIONS
NET PROFIT(LOSS)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
SOS Ltd. Consolidated Total [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES		357,821		50,289		11,577
COST OF REVENUES		336,752		(37,295)		(9,459)
GROSS PROFIT		21,069		12,994		2,118
OPERATING EXPENSES:
General and administrative		28,208		(2,401)		(365)
Share-based compensation		33,537		(506)
Selling expense		674
Total operating expenses		62,419		(2,907)		(365)
INCOME FROM OPERATIONS		(41,350)		10,087		1,753
OTHER INCOME(EXPENSE):						41
Loss on acquisition				(5,679)
Other income(expense),net		(6,962)		625
Total other (expenses)income, net		(6,962)		(5,054)		41
INCOME(LOSS)BEFORE INCOME TAXES		(48,312)		5,033		1,794
INCOME TAXES		(739)		(147)		(324)
Non-controlling interest		(200)
NET INCOME (LOSS) - CONTINUING OPERATION				4,886		1,470
DISCONTINUED OPERATIONS:
Loss from discontinued operations				(545)
Income from disposal of discontinued operations				63
LOSS FROM DISCONTINUED OPERATIONS				(482)
NET PROFIT(LOSS)		(49,251)		4,404		1,470
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax				874		(16)
COMPREHENSIVE INCOME(LOSS)				5,278		1,454
China SOS Ltd Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
General and administrative
Share-based compensation
Total operating expenses
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
Loss on acquisition
Other income(expense),net
Total other (expenses)income, net
INCOME(LOSS)BEFORE INCOME TAXES
INCOME TAXES
NET INCOME (LOSS) - CONTINUING OPERATION
DISCONTINUED OPERATIONS:
Loss from discontinued operations
Income from disposal of discontinued operations
LOSS FROM DISCONTINUED OPERATIONS
NET PROFIT(LOSS)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
Subsidiaries Outside China Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
General and administrative
Share-based compensation
Total operating expenses
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
Loss on acquisition
Other income(expense),net
Total other (expenses)income, net
INCOME(LOSS)BEFORE INCOME TAXES
INCOME TAXES
NET INCOME (LOSS) - CONTINUING OPERATION
DISCONTINUED OPERATIONS:
Loss from discontinued operations
Income from disposal of discontinued operations
LOSS FROM DISCONTINUED OPERATIONS
NET PROFIT(LOSS)
OTHER COMPREHENSIVE INCOME(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)
SOS Ltd Adjustment (b) [Member]
Condensed Statement of Income Captions [Line Items]
GROSS PROFIT	[4]
OPERATING EXPENSES:
General and administrative	[4]			(452)
Share-based compensation
Total operating expenses	[4]			(452)
INCOME FROM OPERATIONS	[4]			(452)
Loss on acquisition	[4]
Other income(expense),net	[4]
Total other (expenses)income, net	[4]
INCOME(LOSS)BEFORE INCOME TAXES	[4]			(452)
INCOME TAXES	[4]
NET INCOME (LOSS) - CONTINUING OPERATION	[4]			(452)
DISCONTINUED OPERATIONS:
Loss from discontinued operations	[4]
Income from disposal of discontinued operations	[4]
LOSS FROM DISCONTINUED OPERATIONS	[4]
NET PROFIT(LOSS)	[4]			(452)
OTHER COMPREHENSIVE INCOME(LOSS)	[4]
Foreign currency translation adjustment - net of tax	[4]
COMPREHENSIVE INCOME(LOSS)	[4]			$ (452)
SOS Ltd Adjustment [Member]
Condensed Statement of Income Captions [Line Items]
REVENUES
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
General and administrative
Share-based compensation
Total operating expenses
INCOME FROM OPERATIONS
OTHER INCOME(EXPENSE):
Total other (expenses)income, net
INCOME(LOSS)BEFORE INCOME TAXES
INCOME TAXES
NET INCOME (LOSS) - CONTINUING OPERATION
DISCONTINUED OPERATIONS:
NET PROFIT(LOSS)
Foreign currency translation adjustment - net of tax
COMPREHENSIVE INCOME(LOSS)

[1]	SOS Ltd. Completed a couple rounds of F3 financing. This entry is to offset legal fee against gross proceeds from registered direct offering.
[2]	SOS disposed off the legacy business in August 2020, it incurred a loss from an acquisition of $5.68 million and a loss from discontinued operation of $0.55 million, as well as a gain from the asset sale of 0.63 million, adding up to a total loss of $6.16 million
[3]	This represents an elimination entry to set off inter-company sales from China SOS to FD LLC, which is a service cost to FD LLC.
[4]	SOS picked up legal expenses paid by China SOS for the amount of $0.45 million